Investments in Other Entities - Summary of Investments in Other Entities (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of investments in associates and other [line items]
Investments in other entities	$ 517		$ 9,751	[2]	$ 10,518
Investments accounted for using equity method [member] | Investment in Associates and Joint Ventures [member]
Disclosure of investments in associates and other [line items]
Investments in other entities			$ 9,751		$ 10,518

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1